CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Profit or loss [abstract]
Interest income	£ 6,544	£ 6,732	£ 7,574
Interest expense	(2,171)	(2,539)	(1,018)
Net interest income	4,373	4,193	6,556
Fee and commission income	1,294	1,187	1,121
Fee and commission expense	(601)	(590)	(558)
Net fee and commission income	693	597	563
Net trading income	9,515	12,431	(5,211)
Insurance premium income	4,249	4,371	4,244
Other operating income	738	703	720
Other income	15,195	18,102	316
Total income	19,568	22,295	6,872
Insurance claims	(11,489)	(15,064)	1,023
Total income, net of insurance claims	8,079	7,231	7,895
Operating expenses	(4,897)	(5,077)	(4,668)
Impairment	723	(326)	(3,829)
Profit (loss) before tax	3,905	1,828	(602)
Tax (expense) credit	(40)	(460)	621
Profit for the period	3,865	1,368	19
Profit (loss) attributable to ordinary shareholders	3,611	1,099	(234)
Profit attributable to other equity holders	213	219	234
Profit attributable to equity holders	3,824	1,318	0
Profit attributable to non-controlling interests	£ 41	£ 50	£ 19
Basic earnings (loss) per share (in GBP per share)	£ 0.051	£ 0.015	£ (0.003)
Diluted earnings (loss) per share (in GBP per share)	£ 0.050	£ 0.015	£ (0.003)